Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENTS

NOTE 21—SUBSEQUENT EVENTS

A.	On January 14, 2018, at a shareholder’s meeting, the Company’s shareholders approved (i) the grant of 3,750,000 options to purchase 3,750,000 ordinary shares to Yehiel Tal, the chief executive officer, (ii) the grant of 650,000 options to purchase 650,000 ordinary shares to Adi Goldin, a director and former chairman, (iii) the grant to each of the directors, Abraham Havron, David Tsur and Scott Burell, of 500,000 options to purchase 500,000 ordinary shares, (iv) the grant to each of Gili Hart, external director, and Elan Penn, external director, of 500,000 options to purchase 500,000 ordinary shares, and (v) the annual and attendance compensation to David Tsur, in accordance with the fixed amounts in accordance with the Companies Law. Following their approval, each of the foregoing options may be exercised at a price per option of NIS 0.58 and the options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

B.	On January 18, 2018, the Company signed a Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 4,344,340 ordinary shares for an aggregate of NIS 2.2 million to the following three investors as follows: (i) Alpha entered into a Security Purchase Agreement for the purchase of 1,275,340 ordinary shares for NIS 638 thousands; (ii) Ami Sagi entered into a Security Purchase Agreement for the purchase of 2,046,000 ordinary shares for NIS 1 million; and (iii) Docor International BV entered into a Security Purchase Agreement for the purchase of 1,023,000 ordinary shares for NIS 511 thousand. Closing occurred on January 25, 2018.

C.	On March 1, 2018, at an extraordinary general meeting of the shareholders of the Company, the authorized share capital of the Company was increased by 250,000,000 ordinary shares, par value NIS 0.03 per share, to 750,000,000 ordinary shares, par value NIS 0.03 per share.

D.	On March 20, 2018, the Company's board of directors agreed to issue to Alpha an additional 1,060,000 ordinary shares, subject to shareholder approval.